Income Taxes, Tax Examination Status (Details) $ in Billions	12 Months Ended
Dec. 31, 2022 USD ($)
United States [Member] | Administration Appeals [Member]
Income Tax Examination [Line Items]
Income tax examination, year under examination	2011 2012 2013 2014
United States [Member] | Field Examination [Member]
Income Tax Examination [Line Items]
Income tax examination, year under examination	2015 2016 2017 2018 2019 2020
California [Member] | Field Examination [Member]
Income Tax Examination [Line Items]
Income tax examination, year under examination	2015 2016
New York [Member] | Field Examination [Member]
Income Tax Examination [Line Items]
Income tax examination, year under examination	2015 2016 2017 2018 2019
Maximum [Member]
Income Tax Examination [Line Items]
Possible decrease in unrecognized tax benefits (up to $1.4 billion)	$ 1.4